INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses		Trade Names & Technology				Customer Relationships
	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs		Accumulated Amortization		Costs		Accumulated Amortization		Net
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$		$		$		$		$11,903,000
Additions	—	—	—	—		320,000		—		170,000		—	490,000
Amortization	—	(1,106,000)	—	(166,000)		—		—		—		—	(1,272,000)
Balance as of March 31, 2016	$18,647,000	$(12,606,000)	$12,378,000	$(7,788,000)		$320,000	$			$170,000	$		$11,121,000

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Additions	2,192,000	—	—	—	2,192,000
Impairments	—	(2,092,000)	—	—	(2,092,000)
Amortization	—	(3,914,000)	—	(665,000)	(4,579,000)
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$11,903,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Future estimated amortization expense for the Company’s intangible assets is as follows:

Balance 2016	$2,769,000
2017	3,620,000
2018	1,732,000
2019	716,000
2020	716,000
2021 and thereafter	1,568,000
$11,121,000

Estimated amortization expense for total intangible assets for the succeeding five years is as follows:

2016	$3,989,000
2017	3,568,000
2018	1,680,000
2019	664,000
2020	664,000
Thereafter	1,338,000
$11,903,000